Adoption of U.S. GAAP - Reconciliation of Condensed Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 2,388,000	$ 1,706,000
Cost of sales	1,329,000	1,251,000
General and administrative expenses	24,609,000	8,887,000
Research and development	5,716,000	4,144,000
Depreciation expense	6,485,000	5,060,000
Other operating income and expenses	13,736,000	4,461,000
Operating loss	(49,487,000)	(22,097,000)
Finance costs, net	(1,606,000)	(4,985,000)
Change in fair value of financial instruments	44,596,000	32,765,000
Loss on extinguishment of debt	0	(37,216,000)
Other income, net	519,000	275,000
Increase (decrease) in adjustment to loss before income tax	(5,978,000)	(31,258,000)
Income tax	(2,143,000)	(220,000)
Net loss	(8,121,000)	(31,478,000)
Foreign currency translation loss, net of tax	(322,000)	0
Comprehensive loss	$ (8,443,000)	$ (31,478,000)
Basic loss for the period attributable to common stockholders (in dollars per share)	$ (0.13)	$ (1.91)
Weighted average number of ordinary shares (basic) (in shares)	62,094,383	16,465,885
Diluted loss for the period attributable to common stockholders (in dollars per share)	$ (0.42)	$ (2.06)
Weighted average number of ordinary shares (diluted) (in shares)	63,505,040	31,181,773
IFRS
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		$ 1,706,000
Cost of sales		1,251,000
General and administrative expenses		8,680,000
Research and development		0
Depreciation expense		5,126,000
Other operating income and expenses		8,502,000
Operating loss		(21,853,000)
Finance costs, net		(5,476,000)
Change in fair value of financial instruments		(26,425,000)
Loss on extinguishment of debt		3,576,000
Other income, net		250,000
Increase (decrease) in adjustment to loss before income tax		(49,928,000)
Income tax		(220,000)
Net loss		(50,148,000)
Foreign currency translation loss, net of tax		0
Comprehensive loss		$ (50,148,000)
Basic loss for the period attributable to common stockholders (in dollars per share)		$ (3.05)
Weighted average number of ordinary shares (basic) (in shares)		16,465,885
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ (3.05)
Weighted average number of ordinary shares (diluted) (in shares)		16,465,885
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		$ 0
Cost of sales		0
General and administrative expenses		207,000
Research and development		4,144,000
Depreciation expense		(66,000)
Other operating income and expenses		(4,041,000)
Operating loss		(244,000)
Finance costs, net		491,000
Change in fair value of financial instruments		59,190,000
Loss on extinguishment of debt		(40,792,000)
Other income, net		25,000
Increase (decrease) in adjustment to loss before income tax		18,670,000
Income tax		0
Net loss		18,670,000
Foreign currency translation loss, net of tax		0
Comprehensive loss		$ 18,670,000
Basic loss for the period attributable to common stockholders (in dollars per share)		$ 1.14
Weighted average number of ordinary shares (basic) (in shares)		0
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ 0.99
Weighted average number of ordinary shares (diluted) (in shares)		14,715,888